UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oracle Investment Management, Inc.
Address: 200 Greenwich Avenue
         Greenwich, CT  06830

13F File Number:  028-05592

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aileen K. Wiate
Title:     CFO
Phone:     (203) 862-7900

Signature, Place, and Date of Signing:

  /s/ Aileen K. Wiate     Greenwich, CT     May 02, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    32

Form 13F Information Table Value Total:    $745,870,965 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACORDA THERAPEUTICS INC        COM              00484M106 39072094  1684142 SH       SOLE                  1684142        0        0
ALEXION PHARMACEUTICALS INC    COM              015351109 42119486   426829 SH       SOLE                   426829        0        0
ANTIGENICS INC COM STK                          037032109  3295918  3621888 SH       SOLE                  3621888        0        0
BIOGEN IDEC INC                COM              09062X103   939020    12781 SH       SOLE                    12781        0        0
DEXCOM INC                     COM              252131107 13203811   850761 SH       SOLE                   850761        0        0
ELAN PLC                       ADR              284131208 47750262  6940445 SH       SOLE                  6940445        0        0
EMDEON INC                     CL A             29084T104  3031676   188186 SH       SOLE                   188186        0        0
EXELIXIS INC                   COM              30161Q104  1699500   150000 SH       SOLE                   150000        0        0
GILEAD SCIENCES INC            COM              375558103 15917076   374784 SH       SOLE                   374784        0        0
GTX INC DEL                    COM              40052B108  9328262  3629674 SH       SOLE                  3629674        0        0
HCA HOLDINGS INC               COM              40412C101 20034105   591500 SH       SOLE                   591500        0        0
HEALTH MGMT ASSOC INC NEW      CL A             421933102 20724562  1901336 SH       SOLE                  1901336        0        0
HEALTH NET INC                 COM              42222G108 15993570   489100 SH       SOLE                   489100        0        0
INSPIRE PHARMACEUTICALS INC    COM              457733103  6862846  1733042 SH       SOLE                  1733042        0        0
KINDRED HEALTHCARE INC         COM              494580103 25460044  1066166 SH       SOLE                  1066166        0        0
LADENBURG THALMAN FIN SVCS I   COM              50575Q102   230000   200000 SH       SOLE                   200000        0        0
LIFEPOINT HOSPITALS INC        COM              53219L109 15381533   382649 SH       SOLE                   382649        0        0
MAKO SURGICAL CORP             COM              560879108 30777120  1276000 SH       SOLE                  1276000        0        0
MAP PHARMACEUTICALS INC        COM              56509R108 16337661  1184747 SH       SOLE                  1184747        0        0
MASIMO CORP                    COM              574795100 27703045   836950 SH       SOLE                   836950        0        0
NXSTAGE MEDICAL INC            COM              67072V103 18791955   854957 SH       SOLE                   854957        0        0
ONYX PHARMACEUTICALS INC       COM              683399109 29219066   830559 SH       SOLE                   830559        0        0
OPKO HEALTH INC                COM              68375N103 20193414  5413784 SH       SOLE                  5413784        0        0
PACIFIC BIOSCIENCES CALIF IN   COM              69404d108  6589450   469000 SH       SOLE                   469000        0        0
PROGENICS PHARMACEUTICALS IN   COM              743187106  2057940   333000 SH       SOLE                   333000        0        0
QUIDEL CORP                    COM              74838J101 36892139  3084627 SH       SOLE                  3084627        0        0
SIGA TECHNOLOGIES INC          COM              826917106   907500    75000 SH       SOLE                    75000        0        0
SKILLED HEALTHCARE GROUP INC   CL A             83066R107 19802640  1376139 SH       SOLE                  1376139        0        0
TENET HEALTHCARE CORP          COM              88033G100123561126 16585386 SH       SOLE                 16585386        0        0
THORATEC CORP                  COM NEW          885175307 60048901  2315808 SH       SOLE                  2315808        0        0
TRANSITION THERAPEUTICS INC    COM NEW          893716209  9408479  2169302 SH       SOLE                  2169302        0        0
WEBMD HEALTH CORP              COM              94770V102 62536764  1170662 SH       SOLE                  1170662        0        0